Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan Contribution	$ 1.3	$ 0.8	$ 0.9